Repurchase Agreements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2006 Agreement	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Banking and Thrift [Abstract]
Number of long term repurchase agreements | Agreement	2
Investment securities for repurchase agreements		$ 45,800,000
Maximum repurchase balances outstanding		$ 57,400,000	$ 57,900,000